WARRANT LIABILITY	9 Months Ended
Sep. 30, 2021
Note 12 - WARRANT LIABILITY
12.	WARRANT LIABILITY

The Company’s warrant liability arises as a result of the issuance of warrants exercisable in US dollars. As the denomination is different from the Canadian dollar functional currency of the entity issuing the underlying shares, the Company recognizes a derivative liability for these warrants and re-measures the liability at the end of each reporting period using the Black-Scholes model. Changes in respect of the Company’s warrant liability are as follows:

	September 30, 2021	December 31, 2020
Balance at beginning of the period	$2,295	$1,579
Fair value adjustment	(1,560)	650
Effect of movement in exchange rates	26	66
Balance at end of the period	$761	$2,295

Continuity of warrants during the periods is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2020	7,639,968	$0.79
Exercised	(4,195,072)	$0.80
Exercised	(464,122)	C$0.85
Warrants outstanding and exercisable, December 31, 2020	2,980,774	$0.80
Exercised	(1,030,362)	$0.80
Warrants outstanding and exercisable, September 30, 2021	1,950,412	$0.80

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	September 30, 2021	December 31, 2020
September 25, 2023	$0.80	1,950,412	2,980,774
		1,950,412	2,980,774

As at September 30, 2021, the weighted average remaining contractual life of warrants outstanding was 1.99 years (December 31, 2020 – 2.73 years).

Valuation of the warrant liability requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing warrants is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the warrant liability was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	September 30, 2021	December 31, 2020
Weighted average assumptions:
Risk-free interest rate	0.52%	0.20%
Expected dividend yield	0%	0%
Expected warrant life (years)	1.99	2.73
Expected stock price volatility	86.88%	73.93%
Weighted average fair value	$0.39	$0.77

During the nine months ended September 30, 2021, the Company recorded a realized loss on the exercise of warrants of $1,111 as result of the exercise of 1,030,362 warrants for the issuance of 1,030,362 common shares.